Financial risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEBT COMMITMENTS
Trade and other payables	$ 172.9	$ 158.0
Long-term debt	491.0	489.2
Interest payable on long-term debt	202.4	238.8
Total debt commitments	1,658.8	1,608.8
New Afton
DEBT COMMITMENTS
Non-current financial liabilities	625.3	541.8
Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	203.4	219.0
Accounts Payable excluding current portion of Gold Stream Obligation
DEBT COMMITMENTS
Trade and other payables	127.7	109.2
Principle of Long Term Debt
DEBT COMMITMENTS
Long-term debt	500.0	$ 500.0
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	127.7
Long-term debt	0.0
Interest payable on long-term debt	36.4
Total debt commitments	207.6
Less than 1 year | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	12.9
Less than 1 year | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	30.6
Between 1 and 3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	100.0
Interest payable on long-term debt	72.8
Total debt commitments	281.2
Between 1 and 3 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	40.7
Between 1 and 3 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	67.7
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	400.0
Interest payable on long-term debt	63.2
Total debt commitments	698.8
4-5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	175.1
4-5 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	60.5
After 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	30.0
Total debt commitments	471.2
After 5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	396.6
After 5 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	$ 44.6